Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Current assets taxes	$ 1,267	$ 739
Current liabilities taxes	1,118	211
Current tax liabilities noncurrent	545	552
Brazil [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	1,263	733
Current liabilities taxes	1,079	122
Current tax liabilities noncurrent	545	552
Brazil [member] | Income taxes [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	1,263	733
Current liabilities taxes	1,021	66
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [line items]
Current liabilities taxes	58	56
Current tax liabilities noncurrent	545	552
Foreign countries [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	4	6
Current liabilities taxes	$ 39	$ 89